Note 18 - Leases - Undiscounted Cash Flows Due to Operating Leases (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025	$ 454
2026	464
2027	417
2028	407
2029	415
2030 and thereafter	4,596
Total undiscounted cash flows	6,753
Discount on cash flows	(2,394)
Other Liabilities [Member]
Total lease liabilities	$ 4,359